Commitments, Contingencies and off-Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			132 Months Ended	135 Months Ended							3 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013 Entity LetterOfCredit sqft	Mar. 31, 2012 Entity	Dec. 31, 2012 Acquisition sqft	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Mar. 31, 2013 Entity	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Tax-Advantaged Investments No Longer Held [Member]	Dec. 31, 2012 Tax-Advantaged Investments No Longer Held [Member]	Mar. 31, 2013 Private Placement [Member]	Mar. 27, 2013 Private Placement [Member]	Mar. 31, 2013 Self-Insurance Deductibles [Member] Letter of Credit [Member]	Dec. 31, 2012 Self-Insurance Deductibles [Member] Letter of Credit [Member]	Mar. 31, 2013 Rent-A-Captive Facility [Member] Letter of Credit [Member]	Dec. 31, 2012 Rent-A-Captive Facility [Member] Letter of Credit [Member]	Mar. 31, 2013 Errors and Omissions [Member]	Dec. 31, 2012 Errors and Omissions [Member]	Mar. 31, 2013 Errors and Omissions [Member] Maximum [Member]	Dec. 31, 2012 Errors and Omissions [Member] Maximum [Member]	Mar. 31, 2013 Errors and Omissions [Member] Minimum [Member]	Dec. 31, 2012 Errors and Omissions [Member] Minimum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Acquired property through lease area, sqft.	306,000		306,000
Acquired property through lease percentage of building	60.00%		60.00%
Operating lease commitment, expiration date	Feb. 28, 2018		Feb. 28, 2018
Private placement debt, additional amount committed to borrow															$ 200.0
Debt Maturity Period														9 years
Interest rate															3.69%
Cancellation fees														1.2
Number of companies acquired	17	6	46	22	11	248	252
Aggregate amount of maximum earnout obligations related to acquisitions	383.3		384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet	139.9		139.8
Ownership interest								1.00%	1.00%	50.00%	50.00%
Liabilities recorded on self-insurance	10.2		10.2			10.2	10.2
Debt			32.4			32.4										8.4	8.5	5.7	5.7
Number of letters of credit issued	2
Insurance claims, amount retained																				5.0	5.0
Amount of losses in excess of retained amounts																				175.0	175.0
Actuarial range value																						1.7	1.7	4.7	4.7
Income tax credits and adjustments	130.0		130.0
Total indemnifications												160.0	160.0
Total rent expense			$ 91.0	$ 91.0	$ 81.5